Supplement (Vanguard Federal Money Market Fund)	12 Months Ended
Aug. 31, 2011
Participant
Supplement Text
Supplement Text:

SHIP LOGO VANGUARD(R)

Vanguard Federal Money Market Fund

Supplement to the Prospectus and Summary Prospectus Dated December 27, 2011

Prospectus and Summary Prospectus Text Changes

The following text replaces similar text under 'Fees and Expenses':

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.16%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses 0.20%1

1 Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.

Also under 'Fees and Expenses,' the table that illustrates the hypothetical expenses is replaced with the following:

1 Year 3 Years 5 Years 10 Years

$20 $64 $113 $255

(C) 2012 The Vanguard Group, Inc. All Rights reserved. PS 33A 082012

Vanguard Marketing Corporation, Distributor.

Retail
Supplement Text
Supplement Text:

SHIP LOGO VANGUARD(R)

Vanguard Federal Money Market Fund

Supplement to the Prospectus and Summary Prospectus Dated December 27, 2011

Prospectus and Summary Prospectus Text Changes

The following text replaces similar text under 'Fees and Expenses':

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.16%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses 0.20%1

1 Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.

Also under 'Fees and Expenses,' the table that illustrates the hypothetical expenses is replaced with the following:

1 Year 3 Years 5 Years 10 Years

$20 $64 $113 $255

(C) 2012 The Vanguard Group, Inc. All Rights reserved. PS 33A 082012

Vanguard Marketing Corporation, Distributor.

Participant
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Federal Money Market Fund Participant) Vanguard Federal Money Market Fund		Vanguard Federal Money Market Fund - Investor Shares
Management Expenses		0.16%
12b-1 Distribution Fee		none
Other Expenses		0.04%
Total Annual Fund Operating Expenses	[1]	0.20%
[1]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.

Expense Example, No Redemption (Vanguard Federal Money Market Fund Participant) Vanguard Federal Money Market Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Federal Money Market Fund - Investor Shares	20	64	113	255

Retail
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Federal Money Market Fund Retail) Vanguard Federal Money Market Fund		Vanguard Federal Money Market Fund - Investor Shares
Management Expenses		0.16%
12b-1 Distribution Fee		none
Other Expenses		0.04%
Total Annual Fund Operating Expenses	[1]	0.20%
[1]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.

Expense Example, No Redemption (Vanguard Federal Money Market Fund Retail) Vanguard Federal Money Market Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Federal Money Market Fund - Investor Shares	20	64	113	255

Annual Fund Operating Expenses (Vanguard Federal Money Market Fund - Investor Shares, Vanguard Federal Money Market Fund)	12 Months Ended
Aug. 31, 2011
Vanguard Federal Money Market Fund - Investor Shares | Vanguard Federal Money Market Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.20% [1]

[1]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.

Expense Example, No Redemption (Vanguard Federal Money Market Fund - Investor Shares, Vanguard Federal Money Market Fund, USD $)	12 Months Ended
Aug. 31, 2011
Vanguard Federal Money Market Fund - Investor Shares | Vanguard Federal Money Market Fund
Expense Example, No Redemption:
1 YEAR	$ 20
3 YEAR	64
5 YEAR	113
10 YEAR	$ 255

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2011
Registrant Name	dei_EntityRegistrantName	Vanguard Money Market Reserves
Central Index Key	dei_EntityCentralIndexKey	0000106830
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 11, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug 31, 2012
Vanguard Federal Money Market Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2011
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Vanguard Federal Money Market Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 27, 2011
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Vanguard Federal Money Market Fund | Vanguard Federal Money Market Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.16%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20% [1]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
[1]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.